FINANCIAL INSTRUMENTS (Details 4)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLF ( )	Dec. 31, 2016 USD ($)
Disclosure Of Financials Instruments [Line items]
Starting date of Hedging instrument	Oct. 30, 2014
Net derivative financial liabilities	$ 1,756,000		$ 3,039,000
Bonds S [Member]
Disclosure Of Financials Instruments [Line items]
Starting date of Hedging instrument	Nov. 15, 2016
Maturity date of hedging instrument	Nov. 15, 2026
Bond F One [Member]
Disclosure Of Financials Instruments [Line items]
Starting date of Hedging instrument	Oct. 30, 2011
Maturity date of hedging instrument	Oct. 30, 2021
Cross currency swap contract [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Deutsche - U.K.
Value of hedging instrument	$ 43,618,307	1,000,000
Net derivative financial liabilities	$ 6,599,000		1,782,000
Cross currency swap contract [Member] | Bonds S [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Santander - Chile
Net derivative financial liabilities	$ 12,035,000		(3,165,000)
Cross currency swap contract [Member] | Bond F One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Deutsche - U.K.
Value of hedging instrument	$ 43,618,307	1,000,000
Net derivative financial liabilities	213,000		$ (4,703,000)
US dollars [Member] | Cross currency swap contract [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	37,977,065
US dollars [Member] | Cross currency swap contract [Member] | Bonds S [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	$ 201,340,031
Unidad de Fomento [Member] | Cross currency swap contract [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument |		1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Bonds S [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument |		5,000,000